Document And Entity Information	Mar. 04, 2021
Document Information [Line Items]
Entity, Registrant Name	BJ’S WHOLESALE CLUB HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Mar. 04, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38559
Entity, Tax Identification Number	45-2936287
Entity, Address, Address Line One	25 Research Drive
Entity, Address, City or Town	Westborough
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01581
City Area Code	774
Local Phone Number	512-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BJ
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001531152